Statements Of Stockholders' Equity - USD ($)	Total	Class A voting Common Stock [Member]	Capital in Excess of Par Value [Member]	Deferred Directors' Compensation [Member]	Retained Earnings [Member]	Treasury Stock [Member]
Balances at Sep. 30, 2013	$ 95,655,486	$ 280,938	$ 2,447,424	$ 2,756,526	$ 96,454,449	$ (6,283,851)
Balances, shares at Sep. 30, 2013		16,863,004
Balances, Treasury shares at Sep. 30, 2013						(400,496)
Purchase of treasury stock	(122,044)					$ (122,044)
Purchase of treasury stock, shares						(7,444)
Issuance of treasury shares to ESOP	$ 341,125		161,363			$ 179,762
Issuance of treasury shares to ESOP, shares	11,428					11,428
Restricted stock awards	$ 659,320		659,320
Distribution of restricted stock to officers and directors	(38,798)		(406,764)			$ 367,966
Distribution of restricted stock to officers and directors, shares						24,148
Common shares to be issued to directors for services	353,825			353,825
Dividends declared ($.16 per share)	(2,661,723)				(2,661,723)
Net income (loss)	25,001,462				25,001,462
Balances at Sep. 30, 2014	119,188,653	$ 280,938	2,861,343	3,110,351	118,794,188	$ (5,858,167)
Balances, Treasury shares at Sep. 30, 2014						(372,364)
Balances, shares at Sep. 30, 2014		16,863,004
Purchase of treasury stock	(242,313)					$ (242,313)
Purchase of treasury stock, shares						(12,719)
Issuance of treasury shares to ESOP	$ 185,113		3,437			$ 181,676
Issuance of treasury shares to ESOP, shares	11,455					11,455
Restricted stock awards	$ 895,127		895,127
Distribution of restricted stock to officers and directors	(16,531)		(782,832)			$ 766,301
Distribution of restricted stock to officers and directors, shares						48,633
Distribution of deferred directors' compensation	39,988		16,044	(328,415)		$ 352,359
Distribution of deferred directors' compensation, shares						22,372
Common shares to be issued to directors for services	302,353			302,353
Dividends declared ($.16 per share)	(2,669,056)				(2,669,056)
Net income (loss)	9,321,341				9,321,341
Balances at Sep. 30, 2015	$ 127,004,675	$ 280,938	2,993,119	3,084,289	125,446,473	$ (4,800,144)
Balances, Treasury shares at Sep. 30, 2015	(302,623)					(302,623)
Balances, shares at Sep. 30, 2015		16,863,004
Purchase of treasury stock	$ (117,165)					$ (117,165)
Purchase of treasury stock, shares						(7,477)
Issuance of treasury shares to ESOP	$ 200,158		19,068			$ 181,090
Issuance of treasury shares to ESOP, shares	11,418					11,418
Restricted stock awards	$ 781,479		781,479
Distribution of restricted stock to officers and directors	(42,604)		(601,779)			$ 559,175
Distribution of restricted stock to officers and directors, shares						35,257
Distribution of deferred directors' compensation			(831)	(10,541)		$ 11,372
Distribution of deferred directors' compensation, shares						717
Common shares to be issued to directors for services	329,465			329,465
Dividends declared ($.16 per share)	(2,677,305)				(2,677,305)
Net income (loss)	(10,286,884)				(10,286,884)
Balances at Sep. 30, 2016	$ 115,191,819	$ 280,938	$ 3,191,056	$ 3,403,213	$ 112,482,284	$ (4,165,672)
Balances, Treasury shares at Sep. 30, 2016	(262,708)					(262,708)
Balances, shares at Sep. 30, 2016		16,863,004